Note 11 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss) Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest rate swaps– realized loss	$ (81)	$ (234)
Total	130	1,057
Interest Rate Swap [Member]
Derivative instruments, changes in fair value	1,324	(388)
Financial Instrument Warrants [Member]
Derivative instruments, changes in fair value	$ (1,113)	$ 1,679